Summary of Significant Accounting Policies - Summary of Gross Billings on Transaction and Service Fee Inclusive of Related Value Added Tax, Before Deduction of Customer Acquisition Incentives (Details) - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	$ 120,982	$ 137,182	$ 67,901
Customer acquisition incentive	43,519	38,081	9,037
Sales and Marketing Expenses
Summary Of Accounting Policies [Line Items]
Customer acquisition incentive			673
Lifestyle Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	68,163	49,772	58,138
Consumption Loans
Summary Of Accounting Policies [Line Items]
Transaction and service fee, Gross	52,819	87,410	9,763
Consumption Loan Revenue
Summary Of Accounting Policies [Line Items]
Customer acquisition incentive	14,583	$ 38,081	$ 8,364
Lifestyle Loans Revenue
Summary Of Accounting Policies [Line Items]
Customer acquisition incentive	$ 28,936